Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 17,729	$ 2,475	¥ 13,190
Total revenues percentage	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 2,812	$ 393	¥ 75
Total revenues percentage	15.90%	15.90%	0.60%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 13,899	$ 1,940	¥ 12,389
Total revenues percentage	78.40%	78.40%	93.90%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,018	$ 142	¥ 726
Total revenues percentage	5.70%	5.70%	5.50%